Schedule of amount receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Financial Risk Management
Trade receivables	$ 447	$ 3,265
Other miscellaneous receivables	93	102
Amount receivables	$ 540	$ 3,367